Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of segment reporting	The CODM does not review total assets or net income (loss) by operating/reportable segment; therefore, such information is not presented.

	Domestic	International	Total
December 31, 2023:
Revenues, net	$1,285,625	$61,007	$1,346,632
Gross profit	591,908	22,541	614,449
Long-lived assets	2,349,338	328,636	2,677,974

	Domestic	International	Total
December 31, 2022:
Revenues, net	$1,240,986	$34,434	$1,275,420
Gross profit	615,360	11,059	626,419
Long-lived assets	2,431,662	330,472	2,762,134